Share and other capital - Stock Options Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2014	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of number of common shares that may be issued		11.40%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options expiration period	10 years	7 years
Employee Stock Option, USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation costs		$ 198	$ 444
Unrecognized stock based compensation costs, weighted average period for recognition		1 year 1 month 24 days	1 year 4 months 17 days